Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 250,831	$ 268,446	$ 310,134
Foreign	(24,337)	24,112	73,317
Income before income taxes	$ 226,494	$ 292,558	$ 383,451